Property and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property and equipment	Property and equipment
Consist of the following (in thousands $):

	Artwork	Furniture and fixtures	Computer hardware and software	Leasehold improvements	Right of use assets	Total

Cost
At Dec. 31, 2019	7,352	2,527	2,706	5,332	7,484	25,401
Additions	—	279	153	254	2,435	3,121
Net exchange differences	167	70	71	135	322	765
At Dec. 31, 2020	7,519	2,876	2,930	5,721	10,241	29,287
Additions	—	95	101	497	2,937	3,630
Disposals	—	—	—	(196)	(372)	(568)
Net exchange differences	54	10	5	4	84	157
At Dec. 31, 2021	7,573	2,981	3,036	6,026	12,890	32,506

Accumulated amortization
At Dec. 31, 2019	—	(2,402)	(2,510)	(2,617)	(1,642)	(9,171)
Depreciation charge for the year	—	(68)	(205)	(970)	(1,940)	(3,183)
Net exchange differences	—	(26)	(59)	(133)	(104)	(322)
At Dec. 31, 2020	—	(2,496)	(2,774)	(3,720)	(3,686)	(12,676)
Depreciation charge for the year	—	(101)	(93)	(1,077)	(2,351)	(3,622)
Disposals	—	—	—	196	168	364
Net exchange differences	—	18	(15)	31	(127)	(93)
At Dec. 31, 2021	—	(2,579)	(2,882)	(4,570)	(5,996)	(16,027)

Net book value at:
Dec. 31, 2020	7,519	380	156	2,001	6,555	16,611
Dec. 31, 2021	7,573	402	154	1,456	6,894	16,479